RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
RELATED PARTY TRANSACTIONS
26.	RELATED PARTY TRANSACTIONS

Related parties include Third Avenue Management LLC (TAM), which has control or direction over a significant number of the company’s common shares since October 2006. The company did not undertake any transactions with TAM during the year ended December 31, 2011. On February 16, 2012, TAM disposed of its entire investment in the company, thereby ceasing to have control or direction or beneficial ownership of any shares of the company. See Note 30, Subsequent events, for further details regarding this transaction.

The company undertakes certain transactions with companies affiliated with its directors. These transactions are in the normal course of business and are on the same terms as those accorded to third parties. During 2011, the company paid aggregate fees of $4.3 million (2010 – $3.6 million; 2009 – $7.1 million) primarily for obligations under a building lease, purchasing chips and hog fuel, services related to trucking chips, and other consulting services to companies affiliated with directors of the company. Trade payables on December 31, 2011 included $0.1 million (2010 – $nil) in respect of these transactions.